Summary of Significant Accounting Policies (Details)	Dec. 31, 2025	Dec. 31, 2024
CTBI Common Stock [Member] | Community Trust Bancorp, Inc. Savings Plan [Member]
Summary of Significant Accounting Policies [Abstract]
Percentage of Plan's net assets available for benefits invested in CTBI common stock	18.00%	19.16%